Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of Loans to Directors, Executive Officers and Their Related Interests

A summary of loans to directors, executive officers and their related interests follows:

	2016	2015
	(dollars in thousands)
Balance, at beginning of the year	$19,208	$21,720
Disbursements during the year	3,798	4,722
Collections during the year	(8,191)	(7,234)
Balance, at end of the year	$14,815	$19,208